Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2026	Mar. 31, 2025
ASSETS
Goodwill	$ 37,598,264
Intangible assets, net	6,629,865
Right-of-use assets	147,080	225,672
Rental deposit		45,463
Plant and equipment
Total non-current assets	44,375,209	271,135
Trade receivables, net	2,037,154	1,394,545
Contract assets	154,084	750
Other receivables, deposit and prepayment	1,183,733	1,066,191
Advance to Resulticks Global Companies Pte. Ltd, net	6,322,258
Tax recoverable	27,185
Restricted bank balance	383,400	399,400
Cash and cash equivalents	4,865,964	3,111,141
Total current assets	14,973,778	5,972,027
LIABILITIES
Trade payables	(3,497,580)	(200,660)
Other payables and accruals	(2,693,575)	(706,874)
Deferred revenues	(2,370,026)	(505,424)
Due to a related company		(34,579)
Lease liabilities, current	(156,195)	(126,808)
Total current liabilities	(8,717,376)	(1,574,345)
Deferred tax liabilities	(1,762,077)
Warrant liabilities	(28,553,000)
Lease liabilities, net of current portion		(110,867)
Total non-current liabilities	(30,315,077)	(110,867)
Net current assets	6,256,402	4,397,682
Net assets	20,316,534	4,557,950
EQUITY
Share Capital	11,641	1,150
Share Premium	125,397,820	25,689,436
Capital reserve	9,140,759	5,126,150
Warrant reserve	27,897,200	79,263,200
Exchange reserve	54,154	(1,651)
Share option reserve	5,466,798	1,076,345
Accumulated losses	(147,651,838)	(106,596,680)
Total equity	$ 20,316,534	$ 4,557,950